Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,303,000
Previously Paid Amount	0.00
Total Fee Amount	287.36
Total Offset Amount	0.00
Net Fee	287.36
Narrative - Max Aggregate Offering Price	$ 3,303,000
Final Prospectus	true